Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability

The pre-tax risk-free discount rate, expected cash flow payments and sensitivity to changes in the discount rate on the recorded liability for asset retirement obligations and accrued environmental costs at December 31, 2020, were as follows:

	Cash Flow	Discounted	Discount Rate
	Payments (years) [1]	Cash Flows [2,3]	+0.5%	-0.5%
Asset retirement obligations			(70)	90
Retail	1 – 30	25
Potash	33 – 441	76
Phosphate	1 – 80	468
Corporate and other [4,5]	1 – 482	640
Accrued environmental costs			(10)	5
Retail	1 – 30	89
Corporate and other	1 – 20	461

1  Time frame in which payments are expected to principally occur from December 31, 2020. Adjustments to the years can result from changes to the mine life and/or changes in the rate of tailing volumes.

2  Risk-free discount rates reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation. Risk-free rates range from 1.2 percent to 6.5 percent.

3  Total undiscounted cash flows are $2.8 billion. For the Potash segment, this represents total undiscounted cash flows in the first year of decommissioning. This excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post-reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 92 to 407 years.

4  For nitrogen sites, we have not recorded any asset retirement obligations as no significant asset retirement obligations have been identified or there is no reasonable basis for estimating a date or range of dates of cessation of operations. We considered the historical performance of our facilities as well as our planned maintenance, major upgrades and replacements, which can extend the useful lives of our facilities indefinitely.

5 Includes certain potash and phosphate sites that are non-operating sites, with the majority of phosphate site payments taking place over the next 55 years.

Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations

Following is a reconciliation of asset retirement obligations and accrued environmental costs:

	Asset	Accrued
	Retirement	Environmental
	Obligations	Costs	Total
Balance – December 31, 2019	1,254	544	1,798
Acquisitions	12	15	27
Disposals	-	(3)	(3)
Change in estimates	(9)	2	(7)
Recorded in earnings	31	3	34
Settled during the year	(88)	(21)	(109)
Foreign currency translation and other	9	10	19
Balance – December 31, 2020	1,209	550	1,759
Balance – December 31, 2020 comprised of:
Current liabilities
Payables and accrued charges (Note 20)	121	41	162
Non-current liabilities
Asset retirement obligations and accrued environmental costs	1,088	509	1,597